Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Taxes
Current income tax expense	$ 28,248	$ 14,814	$ 3,746
Deferred tax expense	3,244	1,514	14,523
Income tax expense	31,492	16,328	18,269
Canada
Income Taxes
Current income tax expense	9,673	1,817	1,875
Deferred tax expense	5,059	8,381	7,047
United States
Income Taxes
Current income tax expense	13,085	8,689	(3,050)
Deferred tax expense	(1,888)	1,941	9,537
Other countries
Income Taxes
Current income tax expense	5,490	4,308	4,921
Deferred tax expense	$ 73	$ (8,808)	$ (2,061)